CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - Common Stock	12 Months Ended
Aug. 31, 2018 USD ($) shares
Common stock were issued in exchange for a debt conversion to related party, shares | shares	130,000,000
Common stock were issued in exchange for a debt conversion to related party, amount | $	$ 13,000